Federated International Bond Strategy Portfolio
Portfolio of Investments
February 29, 2020 (unaudited)
Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—33.8%
	AUSTRALIAN DOLLAR—0.9%
	Sovereign—0.9%
120,000	Australia, Government of, Series 128, 5.750%, 7/15/2022	$$87,780
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	71,045
75,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	56,240
	TOTAL	215,065
	BRITISH POUND—4.1%
	Sovereign—4.1%
100,000	United Kingdom, Government of, 2.750%, 9/7/2024	142,249
95,000	United Kingdom, Government of, 3.250%, 1/22/2044	182,086
49,500	United Kingdom, Government of, 4.750%, 3/7/2020	63,511
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	276,869
180,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	331,996
	TOTAL	996,711
	CANADIAN DOLLAR—1.1%
	Sovereign—1.1%
155,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	162,051
145,000	Canada, Government of, 1.500%, 6/1/2023	109,357
	TOTAL	271,408
	EURO—19.6%
	Consumer Products—1.0%
190,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	249,242
	Sovereign—18.6%
110,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	133,250
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	272,153
495,000	France, Government of, 0.500%, 5/25/2025	577,718
220,000	France, Government of, 2.750%, 10/25/2027	303,441
300,000	France, Government of, 4.250%, 10/25/2023	391,493
220,000	France, Government of, O.A.T., 5.500%, 4/25/2029	375,480
210,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	413,212
55,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	65,669
150,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	167,768
185,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	267,045
340,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	396,564
45,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	61,954
240,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	278,113
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	152,161
335,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	432,066
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	31,373
97,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	107,816
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	108,174
	TOTAL	4,535,450

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—continued
	JAPANESE YEN—7.0%
	Sovereign—7.0%
16,400,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	$154,454
20,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	200,783
36,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	401,938
55,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	607,233
28,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	351,119
	TOTAL	1,715,527
	MEXICAN PESO—0.7%
	Sovereign—0.7%
3,700,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	$179,282
	POLISH ZLOTY—0.4%
	Sovereign—0.4%
350,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	93,583
	TOTAL BONDS (IDENTIFIED COST $7,873,777)	8,256,268
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
450,000	USD CALL/JPY PUT, Bank of America Merrill Lynch, Notional Amount $450,000, Exercise Price $112.500, Expiration Date 3/2/2020	0
450,000	USD CALL/JPY PUT, Barclays, Notional Amount $450,000, Exercise Price $111.900, Expiration Date 3/4/2020	38
737,100	EUR CALL/USD PUT, J.P. Morgan, Notional Amount $737,100, Exercise Price $1.134, Expiration Date 4/17/2020	2,543
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $4,356)	2,581
	PURCHASED PUT OPTION—0.0%
	Foreign Currency—0.0%
1,000,000	USD PUT/CHF CALL, J.P. Morgan, Notional Amount $1,000,000, Exercise Price $0.960, Expiration Date 4/1/2020	6,370
714,675	EUR PUT/USD CALL, J.P. Morgan, Notional Amount $714,675, Exercise Price $1.100, Expiration Date 4/17/2020	5,374
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $8,994)	11,744
	REPURCHASE AGREEMENTS—11.1%
2,724,000	Interest in $257,000,000 joint repurchase agreement, 1.600% dated 2/28/2020 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $257,034,267 on 3/2/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 3/2/2020 and the market value of those underlying securities was $262,175,010.	2,724,000
	INVESTMENT COMPANY—55.0%
1,332,678	Emerging Markets Core Fund (IDENTIFIED COST $13,610,412)	13,433,396
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $24,221,539)	24,427,989
	OTHER ASSETS AND LIABILITIES - NET—0.1%[1]	14,216
	TOTAL NET ASSETS—100%	$24,442,205

At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]Euro-OAT Futures, Long Futures	2	EUR 337,420	March 2020	$936
2JPN 10-Year Bond, Long Futures	1	JPY 154,110,000	June 2020	$(70,002)
2JPN 10-Year Bond, Long Futures	2	308,140,000	March 2020	$859,995
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$790,929
The average notional value of long futures contracts held by the Fund throughout the period was $2,703,570. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Options:
[2]Bank of America Merrill Lynch	USD CALL/ZAR PUT	$50,000	3/2/2020	$15.205	$(1,252)
[2]Bank of America	USD CALL/ZAR PUT	$50,000	5/29/2020	$15.750	$(1,642)
2BNP Paribas	USD CALL/MXN PUT	$50,000	3/2/2020	$19.105	$(1,443)
2BNP Paribas	USD CALL/MXN PUT	$50,000	3/11/2020	$18.850	$(2,185)
[2]Barclays	NZD CALL/USD PUT	$206,700	3/12/2020	$0.636	$(385)
[2]Morgan Stanley	USD CALL/MXN PUT	$450,000	5/29/2020	$19.900	$(11,684)
Put Options:
[2]Credit Agricole	USD PUT/CHF CALL	$450,000	3/3/2020	$0.980	$(6,931)
(PREMIUM RECEIVED $10,327)					$(25,522)
The average market value of purchased options and written options held by the Fund throughout the period was $6,850 and $11,421, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/2/2020	Barclays	$450,000	439,020 CHF	$(5,037)
3/3/2020	Bank of America	$50,000	782,215 ZAR	$(142)
4/21/2020	Bank of America	260,000 EUR	$286,751	$1,196
4/21/2020	BNY Mellon	650,000 EUR	$722,168	$(2,301)
4/30/2020	Bank of America	650,000 GBP	$842,973	$(8,243)
4/30/2020	Citibank	$450,000	49,493,012 JPY	$(10,409)
4/30/2020	State Street	450,000 EUR	$497,885	$740
4/30/2020	State Street	$700,000	926,323 CAD	$9,889
4/30/2020	State Street	$180,000	3,438,932 MXN	$6,996
5/7/2020	Bank of America	$60,000	89,662 AUD	$1,511
5/7/2020	Barclays	$120,000	92,395 GBP	$1,330
5/7/2020	Credit Agricole	$60,000	58,699 CHF	$(1,129)
5/7/2020	Credit Agricole	$300,000	276,698 EUR	$(6,711)
5/7/2020	Goldman Sachs	$100,000	1,880,850 MXN	$5,480
5/7/2020	Morgan Stanley	$130,000	171,921 CAD	$1,919
5/7/2020	Morgan Stanley	$200,000	22,054,424 JPY	$(5,220)
5/28/2020	Bank of America	25,000 AUD	$16,520	$(207)
5/28/2020	Bank of America	150,000 NOK	$15,984	$(43)
5/28/2020	Barclays	300,000 GBP	$390,753	$(5,285)
5/28/2020	Barclays	650,000 NZD	$411,697	$(5,074)
5/28/2020	Barclays	$450,000	433,877 CHF	$(2,426)
Contracts Sold:

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
3/2/2020	Barclays	$450,000	436,401 CHF	$2,323
3/3/2020	Bank of America	$50,000	760,250 ZAR	$(1,266)
4/21/2020	JPMorgan	260,000 EUR	$289,683	$1,736
4/21/2020	JPMorgan	260,000 EUR	$287,634	$(312)
4/30/2020	BNY Mellon	$700,000	926,308 CAD	$(9,900)
4/30/2020	BNY Mellon	$450,000	50,175,765 JPY	$16,760
4/30/2020	Citibank	$450,000	49,317,305 JPY	$8,774
4/30/2020	JPMorgan	650,000 GBP	$839,849	$5,119
4/30/2020	State Street	$2,185,000	236,936,986 JPY	$19,106
5/7/2020	BNP Paribas	$90,000	120,669 CAD	$(101)
5/7/2020	BNY Mellon	$250,000	225,767 EUR	$255
5/7/2020	Citibank	$120,000	92,082 GBP	$(1,733)
5/7/2020	Citibank	$90,000	70,130 GBP	$73
5/7/2020	Citibank	$100,000	10,738,827 JPY	$(74)
5/7/2020	Credit Agricole	$60,000	58,048 CHF	$451
5/7/2020	Credit Agricole	$100,000	1,885,493 MXN	$(5,247)
5/7/2020	Goldman Sachs	$75,000	1,493,724 MXN	$65
5/7/2020	JPMorgan	$130,000	172,694 CAD	$(1,343)
5/7/2020	JPMorgan	$200,000	21,845,910 JPY	$3,279
5/7/2020	Morgan Stanley	$40,000	61,222 AUD	$(63)
5/7/2020	Morgan Stanley	$30,000	28,823 CHF	$17
5/7/2020	State Street	$60,000	88,536 AUD	$(2,245)
5/7/2020	State Street	$300,000	271,013 EUR	$408
5/28/2020	Bank of America	$50,000	791,908 ZAR	$101
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$13,017
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $112,327 and $132,611, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts, and value for Written Put and Call Option Contracts are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2019	1,494,857
Purchases/Additions	115,599
Sales/Reductions	(277,778)
Balance of Shares Held 2/29/2020	1,332,678
Value	$13,433,396
Change in Unrealized Appreciation/Depreciation	$112,301
Net Realized Gain/(Loss)	$87,884
Dividend Income	$176,429
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$8,256,268	$—	$8,256,268
Purchased Call Options	—	2,581	—	2,581
Purchased Put Options	—	11,744	—	11,744
Repurchase Agreement	—	2,724,000	—	2,724,000
Investment Company	13,433,396	—	—	13,433,396
TOTAL SECURITIES	$13,433,396	$10,994,593	$—	$24,427,989
Other Financial Instruments:
Assets
Futures Contracts	$860,931	$—	$—	$860,931
Written Call Options	—	—	—	—
Written Put Options	—	—	—	—
Foreign Exchange Contracts	—	87,528	—	87,528
Liabilities
Futures Contracts	(70,002)	—	—	(70,002)
Written Call Options	—	(18,591)	—	(18,591)
Written Put Options	—	(6,931)	—	(6,931)
Foreign Exchange Contracts	—	(74,511)	—	(74,511)
TOTAL OTHER FINANCIAL INSTRUMENTS	$790,929	$(12,505)	$—	$778,424
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
USD	—United States Dollar
ZAR	—South African Rand